Organization and Nature of Operations (Details) - $ / shares				1 Months Ended	6 Months Ended
	Sep. 01, 2023	Mar. 04, 2019	Mar. 04, 2019	Jul. 18, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 04, 2022	Oct. 21, 2021	Mar. 15, 2021	Mar. 31, 2019	Aug. 31, 2018	Aug. 21, 2018
Organization and Nature of Operations (Details) [Line Items]
Equity method investment, description					Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.
Ordinary shares authorized		100,000,000	100,000,000
Preferred shares, authorized		10,000,000	10,000,000		500,000	500,000
Cancelled ordinary shares		77,223,100	77,223,100
Ordinary shares, outstanding										23,000,000
Ordinary shares, issued					5,100,000		10,000,000	90,000,000	381,580	23,000,000
Equity interests rate	100.00%			100.00%
Ordinary shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Additional shares sold			223,100
Ordinary shares, issued					50,000
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized		50,000	50,000
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized		90,000,000	90,000,000
Fujian Happiness [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership											100.00%	100.00%
Happiness Fuzhou [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership												100.00%
Happiness Hong Kong [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership												100.00%
Paranovus Cayman [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership												52.37%
Mr. Wang Xuezhu [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership											47.70%
Business Acquisition [Member] | Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Shares, par value		$ 0.0005	$ 0.0005
Business Acquisition [Member] | Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Shares, par value		$ 1	$ 1